Supplemental Disclosure to Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2018
Supplemental Disclosure to Statements of Cash Flows [Abstract]
Supplemental Disclosure to Consolidated Statement of Cash Flows	SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENT OF CASH FLOWS
The following are supplemental disclosures to the statements of cash flows for the years ended December 31, 2018, 2017 and 2016 (amounts in thousands):

	2018	2017	2016
Write-off of fully depreciated/amortized property and deferred costs - properties included in continuing operations	$49,992	$24,754	$31,881
Write-off of fully depreciated/amortized property and deferred costs - properties included in discontinued operations	424	7,182	9,525
Write-off of depreciated property and deferred costs due to sale/demolition - properties included in continuing operations	20,272	15,760	461,480
Write-off of depreciated property and deferred costs due to sale/demolition - properties included in discontinued operations	143,572	17,335	—
Write-off of costs related to early debt extinguishment	—	—	219
Changes in accrued development capital expenditures - properties included in continuing operations	12,105	14,037	(12,733)
Changes in accrued development capital expenditures - properties included in discontinued operations	(4,907)	(1,696)	1,365
Unrealized (loss) gain on cash flow hedge	(3,700)	605	410
Capitalized equity-based compensation	972	1,096	1,221
Redemption of noncontrolling interests - common units	—	152	132

Amounts paid in cash for deferred leasing costs incurred in connection with signed leases with tenants are paid in conjunction with improving (acquiring) property, plant and equipment. Such costs are not contained within net real estate. However, they are integral to the completion of a tenant lease and ultimately are related to the improvement and thus the value of the Company’s property, plant and equipment. They are therefore included in investing activities in the Company’s consolidated statements of cash flows.

The following is a reconciliation of the Company's cash and cash equivalents and restricted cash at the beginning and end of the years ended December 31, 2018 and 2017 (amounts in thousands):

	2018	2017
Cash and cash equivalents at beginning of period	$11,882	$43,642
Restricted cash at beginning of period	13,803	12,383
Cash and cash equivalents and restricted cash at beginning of period	$25,685	$56,025

Cash and cash equivalents at end of period	$84,923	$11,882
Restricted cash at end of period	10,899	13,803
Cash and cash equivalents and restricted cash at end of period	$95,822	$25,685

Restricted cash includes tenant security deposits and escrow funds that the Company maintains pursuant to certain mortgage loans. Restricted cash also includes the undistributed proceeds from the sale of land in Kent County, United Kingdom.